                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               Form 13F COVER PAGE

Report for the Quarter Ended: September 30, 2008

Check here if Amendment [ ]; Amendment Number: _____

This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    S Squared Technology, LLC
Address: 515 Madison Avenue
         New York, NY 10022

Form 13F File Number: 28-11372

The Institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Seymour L. Goldblatt
Title: Managing Member
Phone: 212-421-2155

Signature, Place, and Date of Signing:


/s/ Seymour L. Goldblatt                New York, New York   November 11, 2008
-------------------------------------
[Signature]

S Squared Technology, LLC (SEC File No. 801-63753), S Squared Capital II Management, LLC (SEC File No. 801-63785) and S Squared Technology Partners, L.P. (SEC. File No. 801-66022) are related SEC registered investment advisers (collectively, the "Adviser Entities"). Each of the Adviser Entities serves as investment adviser to one or more clients. The same personnel make investment decisions with respect to the securities set forth on the Form 13F filed by S Squared Technology, LLC for all of the clients of each of the Adviser Entities.

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manger are reported in this report and a portion are reported by other manager(s).)

List of Other Managers Reporting for this Manager:

[If there are no entries in this list, omit this section.] NONE

                             FORM 13F SUMMARY PAGE

Report Summary

Number of other Included Managers:               2

Form 13F Information Table Entry Total:        120

Form 13F Information Table Value Total:   $890,319
                                        (thousands)

List of Other Included Managers: S Squared Capital II Management, LLC
                                 S Squared Technology Partners, L.P.

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

01 - S Squared Capital II Management, LLC
02 - S Squared Technology Partners, L.P.

                                                                  (SEC USE ONLY)

                                    FORM 13F
              NAME OF REPORTING MANAGER S SQUARED TECHNOLOGY, LLC

                                                                               Item 6
                                                                       Investment Discretion
                                           Item 4:                  ---------------------------   Item 7            Item 8:
                      Item 2:               Fair        Item 5:            (b) Shared            Managers  Voting Authority (Shares)
                       Title    Item 3:    Market      Shares of              -As         (c)       See    -------------------------
       Item 1:           of      CUSIP      Value      Principal     (a)    Defined     Shared-   Instr.       (a)       (b)    (c)
   Name of Issuer      class     Number   (x$1000)      Amount      Sole  in Instr. V    Other       V        Sole     Shared   None
--------------------  -------  ---------  --------  --------------  ----  -----------  --------  --------  ----------  ------  -----
A D C
   TELECOMMUNICATN
   INC                COM      000886309     8,982   1,063,000  SH             X                    01      1,063,000
ABSOLUTE SOFTWARE
   CORPORATION        COM      00386B109     7,619     985,200  SH             X                    02        985,200
ACCELRYS INC          COM      00430U103     8,235   1,500,012  SH             X                    02      1,500,012
ADVANCED ANALOGIC
   TECH               COM      00752j108     4,929   1,060,000  SH             X                    02      1,060,000
AGILYSYS INC          COM      00847J105     2,073     205,500  SH             X                    02        205,500
AIRSPAN NETWORKS      COM      00950h102       969   2,850,000  SH             X                    02      2,850,000
ALSIUS CORP DEL       COM      021211206       105     111,200  SH             X                    02        111,200
AMICAS INC            COM      001712108     7,203   2,964,375  SH             X                    02      2,964,375
ANALOG DEVICES INC    COM      032654105    12,779     485,000  SH             X                    01        485,000
APPLIED MICRO
   CIRCUITS           COM      03822W406     7,228   1,208,775  SH             X                    01      1,208,775
ARIBA                 COM      04033V203     3,500     247,700  SH             X                    02        247,700
ARROW ELECTRONICS
  INC                 COM      042735100     9,059     345,500  SH             X                    01        345,500
ASPEN TECHNOLOGY INC  COM      045327103     5,435     428,000  SH             X                    01        428,000
ATMEL CORP            COM      049513104     8,615   2,541,500  SH             X                    01      2,541,500
ATMI INC              COM      00207R101     2,337     130,000  SH             X                    02        130,000
AU OPTRONICS CORP     ADR      002255107     6,475     570,000  SH             X                    01        570,000
AUTHENTEC INC         COM      052660107       539     251,000  SH             X                    02        251,000
AUTODESK INC          COM      052769106    27,326     814,500  SH             X                    01        814,500
AVNET INC             COM      053807103     9,699     393,800  SH             X                    01        393,800
AVX CORP NEW          COM      002444107     9,395     922,000  SH             X                    01        922,000
BALLANTYNE OF OMAHA
   INCORPORAT         COM      058516105       743     379,100  SH             X                    02        379,100
BMC SOFTWARE INC      COM      055921100    48,679   1,700,300  SH             X                    01      1,700,300
BORLAND SOFTWARE      COM      099849101    16,210  10,595,000  SH             X                  01, 02   10,595,000
BRIGHTPOINT INC       COM      109473405     3,600     500,000  SH             X                    02        500,000
BROOKS AUTOMATION
   INC                COM      114340102     3,410     408,000  SH             X                    02        408,000
BSQUARE CORP          COM      11776U102     3,645     998,900  SH             X                    02        998,900
CADENCE DESIGN SYS
   INC                COM      127387108     8,720   1,290,000  SH             X                    01      1,290,000
CALIFORNIA MICRO
   DEVICES CORP       COM      130439102     2,030     679,000  SH             X                    02        679,000
CALLIDUS SOFTWARE     COM      13123E500     8,050   2,032,883  SH             X                  01, 02    2,032,883
CBEYOND INC           COM      149847105     3,512     244,100  SH             X                    02        244,100
CEPHALON INC          COM      156708109     9,407     121,400  SH             X                    01        121,400
COGENT INC            COM      19239Y108     8,033     786,100  SH             X                    02        786,100
COGNIZANT TECHNOLOGY
   SOLUTIONS          COM      192446102     9,403     411,900  SH             X                    01        411,900
COMPUTER TASK GROUP   COM      205477102     1,966     302,600  SH             X                    01        302,600
COMPUWARE CORP        COM      205638109     7,286     752,000  SH             X                    01        752,000
COMVERGE INC          COM      205859101     8,575   1,864,178  SH             X                    02      1,864,178
COMVERSE TECHNOLOGY
   INC                COM      205862402    18,309   1,913,200  SH             X                    01      1,913,200
COREL CORP            COM      21869X103     5,094     599,300  SH             X                    02        599,300
                                          --------
COLUMN TOTAL                               309,174

                                                                  (SEC USE ONLY)

                                    FORM 13F
              NAME OF REPORTING MANAGER S SQUARED TECHNOLOGY, LLC

                                                                               Item 6
                                                                       Investment Discretion
                                           Item 4:                  ---------------------------   Item 7            Item 8:
                      Item 2:               Fair        Item 5:            (b) Shared            Managers  Voting Authority (Shares)
                       Title    Item 3:    Market      Shares of              -As         (c)       See    -------------------------
       Item 1:           of      CUSIP      Value      Principal     (a)    Defined     Shared-   Instr.       (a)       (b)    (c)
   Name of Issuer      class     Number   (x$1000)      Amount      Sole  in Instr. V    Other       V        Sole     Shared   None
--------------------  -------  ---------  --------  --------------  ----  -----------  --------  --------  ----------  ------  -----
DEXCOM INC            COM      252131107     5,393     871,300  SH             X                    02        871,300
DIGITAL RIV INC       COM      25388B104     4,101     126,600  SH             X                    01        126,600
DOUBLE-TAKE
   SOFTWARE, INC.     COM      258598101     5,806     583,600  SH             X                    02        583,600
EHealth Inc           COM      28238P109     4,636     289,800  SH             X                    02        289,800
ELOYALTY CORP         COM      290151307     5,340   1,072,489  SH             X                  01, 02    1,072,489
EMULEX                COM      292475209    11,846   1,110,300  SH             X                    01      1,110,300
ENTEGRIS INC          COM      29362U104       992     205,000  SH             X                    02        205,000
EXTREME NETWORKS INC  COM      30226D106       326      96,834  SH             X                    02         96,834
FLEXTRONICS INTL
   LTD ORD            COM      Y2573F102     7,327   1,035,000  SH             X                    01      1,035,000
GEN-PROBE INC         COM      3686T1034     1,511      28,500  SH    X                                        28,500
HUTCHINSON
   TECHNOLOGY         COM      448407106     4,516     390,000  SH             X                    02        390,000
IKANOS
   COMMUNICATIONS     COM      45173E105     1,950     985,000  SH             X                    02        985,000
INFORMATICA CORP      COM      45666Q102    17,763   1,367,500  SH             X                    01      1,367,500
INTEGRATED DEVICE
   TECH               COM      458118106     9,102   1,170,000  SH             X                    01      1,170,000
INTER-NAP NETWORK     COM      45885A300     3,589   1,031,600  SH             X                    02      1,031,600
INTERACTIVE
   INTELLIGENCE INC   COM      45839M103     2,435     270,000  SH             X                    02        270,000
INTERNATIONAL
   RECTIFIER CORP     COM      460254105     7,219     379,600  SH             X                    01        379,600
INVACARE CORP         COM      461203101     6,021     249,441  SH             X                    01        249,441
ION GEOPHYSICAL
   CORPORATION        COM      462044108       354      25,000  SH             X                    02         25,000
IXIA                  COM      45071R109     3,817     518,000  SH             X                    02        518,000
JUPITERMEDIA CORP     COM      48207D101     4,338   3,739,800  SH             X                    02      3,739,800
KEYNOTE SYS INC       COM      493308100    12,697     958,300  SH             X                    02        958,300
KINETIC CONCEPTS      COM      49460w208     6,404     224,000  SH             X                    01        224,000
LATTICE
   SEMICONDUCTOR      COM      518415104    10,452   5,074,200  SH             X                  01, 02    5,074,200
LAWSON SOFTWARE INC   COM      52078P102    13,318   1,902,700  SH             X                    01      1,902,700
LIQUIDITY SERVICES
   INC.               COM      53635B107     7,776     716,700  SH             X                    02        716,700
LIVEPERSON INC        COM      538146101     2,126     730,700  SH             X                    02        730,700
LOOKSMART LTD         COM      543442503     2,224     872,240  SH             X                    02        872,240
MAGMA DESIGN
   AUTOMATION INC     COM      559181102     6,542   1,627,600  SH             X                    02      1,627,600
MAXIM INTERGRATED     COM      57772K101     8,324     459,920  SH             X                    01        459,920
MERIX CORP            COM      590049102     1,071     837,400  SH             X                    02        837,400
MICROS Systems Inc    COM      594901100     3,319     124,500  SH             X                    01        124,500
MICROTUNE INC DEL     COM      59514P109     2,437     909,400  SH             X                    02        909,400
                                          --------
COLUMN TOTAL                               185,072

                                                                  (SEC USE ONLY)

                                    FORM 13F
              NAME OF REPORTING MANAGER S SQUARED TECHNOLOGY, LLC

                                                                               Item 6
                                                                       Investment Discretion
                                           Item 4:                  ---------------------------   Item 7            Item 8:
                      Item 2:               Fair        Item 5:            (b) Shared            Managers  Voting Authority (Shares)
                       Title    Item 3:    Market      Shares of              -As         (c)       See    -------------------------
       Item 1:           of      CUSIP      Value      Principal     (a)    Defined     Shared-   Instr.       (a)       (b)    (c)
   Name of Issuer      class     Number   (x$1000)      Amount      Sole  in Instr. V    Other       V        Sole     Shared   None
--------------------  -------  ---------  --------  --------------  ----  -----------  --------  --------  ----------  ------  -----
MINDSPEED
   TECHNOLOGIES       COM      602682106     1,501     630,800  SH             X                    02        630,800
MONOGRAM BIOSCIENCES
   INC                COM      60975U108     2,812   3,700,000  SH             X                    02      3,700,000
MOTIVE INC            COM      61980V107     8,169   3,764,600  SH             X                    02      3,764,600
MSC.SOFTWARE          COM      553531104    22,777   2,128,700  SH             X                  01, 02    2,128,700
McAFEE INC            COM      579064106    17,713     521,600  SH             X                    01        521,600
NATIONAL
   SEMICONDUCTOR      COM      637640103     9,293     540,000  SH             X                    01        540,000
NESS TECHNOLOGIES,
   INC                COM      64104X108     4,588     400,000  SH             X                    02        400,000
NETEZZA CORP          COM      64111N101     6,702     615,440  SH             X                    01        615,440
NETFLIX INC           COM      64110L106       827      26,800  SH    X                                        26,800
NOVELL INC            COM      670006105    25,061   4,875,700  SH             X                    01      4,875,700
NOVELLUS SYS INC      COM      670008101     9,073     462,000  SH             X                    01        462,000
OMNITURE INC          COM      68212S109    13,678     745,000  SH             X                    01        745,000
OPENWAVE SYS INC      COM      683718308    14,418  11,627,600  SH             X                  01, 02   11,627,600
OPNET TECHNOLOGIES    COM      683757108    21,282   1,747,300  SH             X                    02      1,747,300
PLATO Learning INC    COM      72764Y100     6,201   2,183,500  SH             X                    02      2,183,500
POWERWAVE
   TECHNOLOGIES       COM      739363109     5,943   1,500,900  SH             X                    02      1,500,900
QUANTUM CORP-DLT &
   STORAGE SYS        COM      747906204     2,152   2,050,000  SH             X                    02      2,050,000
QUEST SOFTWARE INC    COM      74834T103    28,461   2,242,800  SH             X                    01      2,242,800
RACKSPACE HOSTING
   INC                COM      750086100    15,890   1,626,471  SH             X                    01      1,626,471
RADVISION INC         COM      M81869105     2,968     493,900  SH             X                    02        493,900
RADWARE, LTD          COM      IL0010834     3,123     375,000  SH             X                    02        375,000
RF MICRODEVICES INC   COM      749941100     8,328   2,852,300  SH             X                    01      2,852,300
RIGHTNOW
   TECHNOLOGIES INC   COM      76657R106     7,524     598,600  SH             X                    02        598,600
RIVERSTONE NETWORKS   COM      769320995         0   8,160,250  SH             X                  01, 02    8,160,250
SALARY.COM            COM      794006106     1,613     398,500  SH             X                    02        398,500
SAPIENT CORP          COM      803062108     1,855     249,700  SH    X                                       249,700
SCOPUS VIDEO
   NETWORKS           COM      M8260H106     4,261     901,000  SH             X                    02        901,000
SEAGATE TECHNOLOGY
   HOLDINGS           COM      G7945J104     7,029     580,000  SH             X                    01        580,000
SMART MODULAR         COM      G82245104     2,085     695,000  SH             X                    02        695,000
SONIC SOLUTIONS       COM      835460106     3,346     760,600  SH             X                    02        760,600
                                          --------
COLUMN TOTAL                               258,673

                                                                  (SEC USE ONLY)

                                    FORM 13F
              NAME OF REPORTING MANAGER S SQUARED TECHNOLOGY, LLC

                                                                               Item 6
                                                                       Investment Discretion
                                           Item 4:                  ---------------------------   Item 7            Item 8:
                      Item 2:               Fair        Item 5:            (b) Shared            Managers  Voting Authority (Shares)
                       Title    Item 3:    Market      Shares of              -As         (c)       See    -------------------------
       Item 1:           of      CUSIP      Value      Principal     (a)    Defined     Shared-   Instr.       (a)       (b)    (c)
   Name of Issuer      class     Number   (x$1000)      Amount      Sole  in Instr. V    Other       V        Sole     Shared   None
--------------------  -------  ---------  --------  --------------  ----  -----------  --------  --------  ----------  ------  -----
SPANSION              COM      84649R101     4,251   2,742,900  SH             X                    02      2,742,900
SYMMETRICOM           COM      871543104     6,588   1,325,600  SH             X                    02      1,325,600
TELLABS INC           COM      879664100    13,667   3,366,400  SH             X                    01      3,366,440
TERADYNE INC          COM      880770102     9,195   1,177,400  SH             X                    01      1,177,400
THQ INC               COM      872443403     6,176     513,000  SH             X                    01        513,000
TNS INC               COM      872960109     9,466     488,700  SH             X                    02        488,700
TRX INC               COM      898452107     2,217   2,173,700  SH             X                    02      2,173,700
TTI TEAM TELECOMA,
   CPFDTTI LTD        COM      M88258104     1,236     909,091  SH             X                    02        909,091
ULTICOM               COM      903844108     5,753     885,100  SH             X                    02        885,100
VALEANT
   PHARMACEUTICALS
   INTL               COM      91911X104    20,603   1,006,500  SH             X                    01      1,006,500
VALUECLICK INC        COM      92046N102    10,127     990,000  SH             X                    01        990,000
VARIAN SEMICONDUCTOR  COM      922207105     7,410     295,000  SH             X                    01        295,000
VIRAGE LOGIC CORP     COM      92763R104     5,039     854,200  SH             X                    02        854,200
VISHAY
   INTERTECHNOLOGY    COM      928298108     8,592   1,298,000  SH             X                    01      1,298,000
WEB.COM GROUP INC     COM      94733A104     7,441   1,378,078  SH             X                    02      1,378,078
WIND RIVER SYSTEMS
   INC COM            COM      973149107    12,402   1,240,297  SH             X                    01      1,240,297
XYRATEX LTD           COM      G98268108     2,281     205,000  SH             X                    02        205,000
ZORAN                 COM      98975f101     4,365     535,000  SH             X                    01        535,000
Zhone Technologies
   Inc.               COM      98950P108       591   3,113,674  SH             X                    02      3,113,674
COLUMN TOTAL                               137,400
                                          --------
GRAND TOTAL                                890,319
                                          ========